PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the fair value of plan assets (Details) - Plan assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset)
Employer contributions	$ (23.4)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	607.7	$ 536.3
Actual return on plan assets	(69.3)	57.0
Employer contributions	22.7	29.3
Plan participants' contributions	4.7	5.4
Benefits and settlements paid	(37.5)	(19.7)
Administrative fees	(0.7)	(0.6)
Fair value of plan assets at the end of the year	527.6	607.7
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	0.0	0.0
Employer contributions	0.7	0.7
Benefits and settlements paid	(0.7)	(0.7)
Fair value of plan assets at the end of the year	$ 0.0	$ 0.0